Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (15,137,515)	$ (1,877,464)	$ (8,984,880)	$ (6,098,951)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,924	184,775	230,804	480,694
Stock-based compensation	319,926	38,984	289,795	709,394
Warrant modification expense	0	200,513	200,513	0
Loss on issuance of the Lynrock Lake Term Loan	6,640,384	0
Loss on debt extinguishment	2,033,666	0	383,511	0
Debt modification expense	90,000	0
Provision for credit losses	0	1,290	1,290	0
Fair value of common stock issued in exchange for services and in connection with non-redemption agreements	0	3,718,349	3,698,350	0
Loss on issuance of common stock in connection with a subscription agreement	0	206,000	206,000	0
Non-cash interest	547,820	1,200,670	3,589,728	66,367
Non-cash operating lease income	(18,725)	(11,876)
Change in fair value of warrant liability	3,501,079	(190,819)	(187,173)	0
Change in fair value of derivative liability	(101,300)	(4,712,800)	(4,817,600)	0
Change in fair value of earnout liability	(160,000)	(2,920,000)	(3,230,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(3,584,191)	(669,138)	(67,119)	(1,290)
Inventory	(90,379)	1,352,734	1,506,746	98,594
Prepaid expenses and other current assets	(1,226,752)	(553,691)	(200,770)	(116,103)
Accounts payable	771,743	(2,280,535)	(1,954,768)	876,074
Accrued expenses and other current liabilities	938,963	51,572	(542,878)	645,840
Deferred revenue	(15,079)	(315,873)	(298,254)	347,619
Other liabilities	435,614	(377,772)	172,658	(205,701)
Net cash used in operating activities	(4,978,822)	(6,955,081)	(10,033,477)	(2,651,143)
Cash flows from investing activities:
Purchases of property and equipment	(46,818)	(26,977)	(87,790)	(13,040)
Net cash used in investing activities	(46,818)	(26,977)	(87,790)	(13,040)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants, net of issuance costs	700,000	0	999,998	1,017,850
Proceeds from issuance common stock pursuant to subscription agreement	0	500,000	500,000	0
Proceeds from long-term debt, net of issuance costs	10,000,000	10,525,000	10,525,000	800,000
Repayment of long-term debt	(4,674,284)	(65,018)	(1,275,773)	(129,057)
Repayment of bridge loans	0	(800,000)	(800,000)	0
Payment of deferred issuance costs	(150,000)	0
Proceeds from the Merger, net of transaction costs	0	1,238,530	1,238,529	0
Net cash provided by financing activities	5,875,716	11,398,512	11,128,685	2,373,793
Net increase (decrease) in cash and restricted cash and cash equivalents	850,076	4,416,454	1,007,418	(290,390)
Cash and restricted cash and cash equivalents, beginning of year	1,192,104	184,686	184,686
Cash and restricted cash and cash equivalents, end of year	2,042,180	4,601,140	1,192,104	184,686
Supplemental disclosure of cash flow information:
Cash paid for interest	12,379	161,013	539,266	3,004
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment included in accounts payable	0	7,613	0	12,955
Fair value of embedded derivatives upon issuance of convertible debt	0	5,120,900	5,120,900	0
Fair value of common stock issued with convertible debt	0	2,312,617	2,312,617	0
Transfer of equipment to inventory	0	289,214	289,214	0
Conversion of accrued interest into common stock	174,397	0
Extinguishment of accrued expenses in exchange for common stock	0	3,760,000	3,760,000	0
Debt issuance costs included in accrued expenses	144,300	40,740
Conversion of long-term debt into common stock	182,682	3,433,388	3,433,388	0
Fair value of warrants issued in exchange for issuance of long-term debt	16,496,084	0
Unpaid issuance costs related to sale of common stock and warrants	20,759	0
Deferred issuance costs included in accrued expenses	7,685	0
Reclassification of warrant liability upon warrant modification	22,986,128	0
Deemed dividend	$ 0	$ 5,185,502	$ 5,185,502	$ 0